Reserve for mandatory dividends not distributed (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Dividends withheld, arising from the net income	R$ 1,420	R$ 1,420	R$ 1,420
Dividends Withheld Arising From The Profit For 2015 [Member]
IfrsStatementLineItems [Line Items]
Dividends withheld, arising from the net income	623
Dividends Withheld Arising From The Profit For 2014 [Member]
IfrsStatementLineItems [Line Items]
Dividends withheld, arising from the net income	R$ 797